Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
4. Property and Equipment, Net
Property and equipment, net consists of the following (in thousands):

	December 31,
	2019	2020
Computer equipment	$29,505	$33,977
Leasehold improvements	421	18,176
Software and licenses	2,994	3,191
Furniture and fixtures	333	2,824

Total property and equipment	33,253	58,168
Less: accumulated depreciation	(25,352)	(29,581)

Total property and equipment, net	$7,901	$28,587

Depreciation expenses were $7.6 million, $7.9 million and $14.2 million for the years ended December 31, 2018, 2019 and 2020, respectively.
As of
December
31, 2019 and 2020, networking
equipment
under finance leases with a cost basis of $20.0 million and $21.0 million, respectively, was included in computer equipment.